Vanguard Intermediate-Term Tax-Exempt Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	1.16%	2.27%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.95%	1.23%	2.37%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.95%	1.22%	2.37%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.27%	1.54%	2.44%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.04%	1.31%	2.46%